Summary of material accounting policies - Changes in IFRS Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2025
Description of Expected Impact of Initial Application of New Standards or Interpretations [Line Items]
Changes in IFRS Accounting Standards and Interpretations
b) Changes in IFRS Accounting Standards and Interpretations
Disclosures about Uncertainties in the Financial statements
In November
2025, the
IASB issued
illustrative examples
Disclosures about
Uncertainties in
the Financial
Statements,
using
climate-related examples to illustrate
how requirements in IFRS Accounting
Standards are applied to report the
effects of
uncertainties in the financial statements. Examples
have no stated effective
date. The guidance provided through
these
examples is consistent with the manner in which UBS prepares its financial statements.
IFRS 18,
Presentation and Disclosure in Financial Statements
In
April
2024,
the
IASB
issued
a
new
standard,
IFRS 18,
Presentation
and
Disclosure
in
Financial
Statements
,
which
replaces IAS 1, Presentation of Financial Statements . The main changes introduced by IFRS 18 relate to:
– the structure of income statements;
– new disclosure requirements for management performance measures; and
– enhanced guidance on aggregation and disaggregation of information on the face of financial statements and in the notes thereto.
IFRS 18
is
effective
from
1 January
2027
and
will
also
apply
to
comparative
information.
UBS
will
apply
these
new
requirements from 1 January 2027.
UBS is assessing the impact
of the new requirements on
its reporting but expects it
to be limited. UBS will evaluate the grouping of items in
the primary financial statements and in the notes thereto based on new principles of aggregation and disaggregation in IFRS 18.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
In
May
2024,
the
IASB
issued
Amendments
to
the
Classification
and
Measurement
of
Financial
Instruments
–
Amendments to IFRS 9 and IFRS 7 (the Amendments).
The Amendments relate to:
–
assessment of contractual cash flow characteristics in classifying financial assets, including those with environmental,
social and corporate governance and similar features, non-recourse features, and contractually linked instruments;
–
derecognition
of
financial
instruments,
including
the
introduction
of
an
accounting
policy
election
to
derecognize
financial liabilities settled through electronic transfer systems, if certain conditions are met; and
–
disclosure
of
information
about
financial
instruments
with
contingent
features
that
can
change
the
amount
of
contractual cash flows, as well as equity instruments designated at fair value through other comprehensive income.
The
Amendments
are
effective
from
1 January
2026
and
are
expected
to
have
limited
impact
on
UBS’s
financial
statements.
Other amendments to IFRS Accounting Standards
The IASB has issued a
number of minor amendments to IFRS
Accounting Standards, effective from
1 January 2025 and
later. These amendments do not have or are not expected to have a significant effect on UBS when they are adopted.